Pension and other long-term benefit commitments, Net Liability (Details) - USD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Net liability [Abstract]
Present value of defined benefit obligations	$ 320.6	$ 303.3
Fair values of plan assets	(173.5)	(148.3)
Net liability	147.1	155.0
Germany [Member]
Net liability [Abstract]
Present value of defined benefit obligations	246.1	248.4
Fair values of plan assets	(138.8)	(119.1)
Net liability	107.3	129.3
Rest of World [Member]
Net liability [Abstract]
Present value of defined benefit obligations	74.5	54.9
Fair values of plan assets	(34.7)	(29.2)
Net liability	$ 39.8	$ 25.7